Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Earnings per share [Line Items]
Profit for the period	$ (150,339)	$ (28,459)	$ (11,654)
Weighted average number of share outstanding (Note 12(a))	253,986,867	253,986,867	253,986,867
Basic and diluted earnings per share	$ (0.53)	$ (0.05)	$ (0.05)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Earnings per share [Line Items]
Profit for the period	$ 274,544,000	$ 390,377,000	$ 119,710,000
Weighted average number of share outstanding (Note 12(a))	350,056,012	350,056,012	350,056,012
Basic and diluted earnings per share	$ 0.784	$ 1.115	$ 0.342